Document and Entity Information	May 13, 2020
Cover [Abstract]
Entity Registrant Name	NORFOLK SOUTHERN CORP
Amendment Flag	false
Entity Central Index Key	0000702165
Document Type	8-K
Document Period End Date	May 13, 2020
Entity Incorporation State Country Code	VA
Entity File Number	1-8339
Entity Tax Identification Number	52-1188014
Entity Address, Address Line One	Three Commercial Place
Entity Address, City or Town	Norfolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23510-9241
City Area Code	757
Local Phone Number	629-2680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Norfolk Southern Corporation Common Stock (Par Value $1.00)
Trading Symbol	NSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false